UNITED STATES SECURITIES AND
       EXCHANGE COMMISSION
       Washington, D.C. 20549

       FORM 13F

       FORM 13F COVER PAGE

Report for the Calendar Year: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Integrated Wealth Counsel, LLC
Address: 100 Clock Tower Place
         Suite 210
         Carmel, CA 93923

13F File Number: 801-11975

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Todd C. Ganos
Title: Principal
Phone: 831-624-3317
Signature, Place, and Date of Signing:

    Todd C. Ganos   Carmel, California  August 13, 2012
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

       FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 146


Form 13F Information Table Value Total: $93368


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      298  3322 SH       Sole                 3322.000
                                                               108  1200 SH       Defined 01                    1200.000
AT&T Inc.                      COM              00206R102       36  1000 SH       Defined 01                    1000.000
Abbott Labs                    COM              002824100      160  2480 SH       Sole                 2480.000
                                                               477  7400 SH       Defined 01                    7400.000
American Express Co.           COM              025816109       35   600 SH       Sole                  600.000
Apple Inc.                     COM              037833100     1188  2035 SH       Sole                 2035.000
Becton Dickinson & Co.         COM              BDX            568  7595 SH       Sole                 7395.000  200.000
Berkshire Hathway Inc. B       COM              084670702      222  2670 SH       Sole                 2670.000
Biogen Idec Inc.               COM              BIIB           188  1300 SH       Sole                 1300.000
Bristol-Myers Squibb           COM              110122108      115  3200 SH       Defined 01                    3200.000
Campbell Soup Co.              COM              134429109       33  1000 SH       Defined 01                    1000.000
Caterpillar Inc.               COM              149123101       92  1080 SH       Sole                 1080.000
Chevron Corp.                  COM              166764100     1206  1429 SH       Sole                11104.000  325.000
                                                               411  3900 SH       Defined 01                    3900.000
Cisco Systems Inc.             COM              17275R102      381 22180 SH       Sole                22180.000
                                                                14   800 SH       Defined 01                     800.000
Conoco Phillips                COM              20825c104      112  2010 SH       Sole                 2010.000
                                                                78  1400 SH       Defined 01                    1400.000
Costco Wholesale Corp.         COM              22160k105       38   400 SH       Sole                  400.000
                                                                66   700 SH       Defined 01                     700.000
DuPont (E.I.) De Nemours & Co. COM              263534109       61  1200 SH       Defined 01                    1200.000
Encompass GP Affiliates        COM              ECGA             0  2000 SH       Sole                 2000.000
Exxon Mobil Corp.              COM              30231G102      956 11167 SH       Sole                11167.000
                                                                68   800 SH       Defined 01                     800.000
Ford Motor Company             COM              345370100        2   174 SH       Sole                  174.000
General Electric Co.           COM              369604103      408 19600 SH       Sole                19600.000
                                                               444 21300 SH       Defined 01                   21300.000
General Motors Corp.           COM              370442105       15   750 SH       Sole                  750.000
GlaxoSmithKline PLC            COM              37733w105      173  3800 SH       Defined 01                    3800.000
HSBC Holdings PLC              COM              404280406      419  9500 SH       Sole                 9205.000  295.000
Hewlett-Packard Co.            COM              428236103        6   310 SH       Sole                           310.000
                                                               129  6400 SH       Defined 01                    6400.000
IBM Corp.                      COM              459200101     1164  5950 SH       Sole                 5840.238  110.000
                                                               156   800 SH       Defined 01                     800.000
Intel Corp.                    COM              458140100       26   979 SH       Sole                  978.886
J.C. Penney                    COM              708160106       13   550 SH       Sole                  550.000
J.P. Morgan Chase & Co.        COM              46625h100      881 24671 SH       Sole                24301.000  370.000
Johnson & Johnson              COM              478160104     1262 18685 SH       Sole                17984.697  700.000
                                                                47   700 SH       Defined 01                     700.000
Juniper Networks               COM              JNPR            40  2429 SH       Sole                 2429.000
Kraft Foods, Inc.              COM              KFT             58  1500 SH       Defined 01                    1500.000
Lowe's Companies Inc.          COM              548661107      944 33185 SH       Sole                31090.000 2095.000
                                                                48  1700 SH       Defined 01                    1700.000
McDonald's Corp.               COM              580135101     1095 12365 SH       Sole                11635.000  730.000
                                                                52   590 SH       Defined 01                     590.000
Merck & Co. Inc.               COM              589331107       33   800 SH       Sole                  800.000
Microsoft Corp.                COM              594918104      844 27602 SH       Sole                26402.000 1200.000
NextEra Energy, Inc.           COM              302571104     1283 18645 SH       Sole                18125.000  520.000
                                                               124  1800 SH       Defined 01                    1800.000
Norfolk Southern Corp.         COM              655844108      953 13275 SH       Sole                13010.000  265.000
Paccar Inc.                    COM              693718108       85  2167 SH       Sole                 2167.000
Pacific Capital Bancorp        COM              69404P101       19   412 SH       Sole                  412.000
Pepsico Inc.                   COM              713448108      184  2600 SH       Sole                 2600.000
Pfizer Inc.                    COM              717081103      136  5926 SH       Sole                 5926.028
Philippine Long Distance Telep COM              PHI            111  1750 SH       Sole                 1750.000
Phillips 66                    COM              PSX             33  1005 SH       Sole                 1005.000
                                                                23   700 SH       Defined 01                     700.000
Praxair Inc.                   COM              74005P104      821  7555 SH       Sole                 7385.000  170.000
                                                               109  1000 SH       Defined 01                    1000.000
Procter & Gamble               COM              742718109       31   500 SH       Sole                  500.000
                                                               135  2200 SH       Defined 01                    2200.000
Progress Energy                COM              743263105       24   400 SH       Defined 01                     400.000
Rogers Communications Inc.     COM              RCI            408 11255 SH       Sole                10630.000  625.000
Royal Dutch Shell PLC          COM              780259206       54   800 SH       Defined 01                     800.000
Schlumberger Ltd.              COM              806857108      139  2135 SH       Sole                 2135.000
Symantec Corp.                 COM              871503108       50  3400 SH       Defined 01                    3400.000
Sysco Corp.                    COM              871829107       30  1000 SH       Defined 01                    1000.000
Transocean Sedco Forex Inc.    COM              G90078109      336  7510 SH       Sole                 7230.000  280.000
Trinity Industries, Inc.       COM              TRN             35  1415 SH       Sole                 1415.000
Verizon Communications         COM              92343V104       83  1860 SH       Sole                 1860.000
                                                               136  3050 SH       Defined 01                    3050.000
Visa Inc. A                    COM              92826C839       25   200 SH       Sole                  200.000
Wal-Mart Stores Inc.           COM              931142103     1431 20522 SH       Sole                20236.676  285.000
Walgreen Co.                   COM              931422109      954 32235 SH       Sole                31735.000  500.000
                                                                18   600 SH       Defined 01                     600.000
Wells Fargo & Co.              COM              949746101     1241 37099 SH       Sole                36499.000  600.000
                                                                60  1800 SH       Defined 01                    1800.000
Westamerica Bancorp.           COM              WABC            33   700 SH       Sole                  700.000
Whole Foods Market, Inc.       COM              WFM             61   645 SH       Sole                  645.000
CNI Charter Large Cap Value Eq                  125977819        0  2549 SH       Sole                 2548.792
AMFDS Fundamental Investors Cl                  360802102      223  5886 SH       Sole                 5886.172
Calamos Growth Fund Cl A                        128119302       11   229 SH       Sole                  229.098
Cambiar Opprtunity Fund Portfo                  00758M261        8   473 SH       Sole                  473.437
Dodge & Cox Stock Fund                          256219106       76   691 SH       Sole                  690.628
Dreyfus Appreciation Fund                       261970107       11   248 SH       Sole                  248.415
Dreyfus S&P 500 Index Fund                      26200Q105       79  2097 SH       Sole                 2096.909
Federated Strategic Value Fund                  314172560       11  2166 SH       Sole                 2165.930
                                                               129 25707 SH       Defined 01                   25706.941
Mainstay Large Cap Growth Fund                  56062X641        9  1157 SH       Sole                 1156.979
Vanguard 500 Index FD Signal S                                  72   690 SH       Sole                  690.154
Vanguard 500 Index Fund                         922908108      483  3846 SH       Sole                 3845.746
SPDR S&P 500 Index Fund                         78462F103     6219 45691 SH       Sole                45691.000
Schwab U.S. Broad Market ETF                    SCHB            69  2105 SH       Sole                 2105.000
iShares S&P 500 Index Fund                      464287200       34   250 SH       Sole                  250.000
SPDR S&P Midcap 400 ETF                         MDY              2    10 SH       Sole                   10.000
iShares S&P Midcap 400 Index F                  464287507     4321 45882 SH       Sole                43882.000 2000.000
American Century Small Cap Val SB               025076837       22  2666 SH       Sole                 2666.095
Columbia Acorn Fund            SB               197199409        6   191 SH       Sole                  190.774
Eagle Small Cap Growth A       SB               269858106       27   684 SH       Sole                  684.177
iShares S&P Smallcap 600 Index                  464287804     2802 38247 SH       Sole                36747.000 1500.000
                                                                59   800 SH       Defined 01                     800.000
American Funds EuroPacific Gr  EAFE             298706847       21   575 SH       Sole                  574.656
iShares China Index Fund                        464287184     1348 40031 SH       Sole                39131.000  900.000
iShares India Index Fund                        06739f291     1973 38265 SH       Sole                37465.000  800.000
iShares MSCI Asia Ex-Japan Ind                  464286665     7806191569 SH       Sole               188694.000 2875.000
iShares MSCI Australia Index F                  EWA            118  5386 SH       Sole                 5386.000
iShares MSCI Brazil Index Fund                  EWZ           1068 20660 SH       Sole                20660.000
iShares MSCI Canada Index                       EWC            260 10055 SH       Sole                10055.000
iShares MSCI EAFE Index Fund                    464287465     4567 91406 SH       Sole                89731.000 1675.000
                                                               155  3100 SH       Defined 01                    3100.000
iShares MSCI Emerging Mkts Ind                  464287234     3065 78329 SH       Sole                77379.000  950.000
Wisdom Tree EM Small Cap Divid                  DGS           5152118905 SH       Sole               117280.000 1625.000
Annaly Capital Mgmt REIT       RA               NLY           2728162550 SH       Sole                   162550
AvalonBay Communities          RA               053484101       71   500 SH       Defined 01                         500
Boston Properties, Inc.        RA               101121101      106   982 SH       Sole                      982
Camden Property Trust          RA               133131102     2177 32170 SH       Sole                    32170
Health Care REIT, Inc.         RA               42217K106     3429 58810 SH       Sole                    58810
Kimco Realty Corp.             RA               49446R109      185  9715 SH       Sole                     9715
National Retail Properties, In RA               637417106     2214 78255 SH       Sole                    78255
Public Storage, Inc.           RA               74460D109     3271 22650 SH       Sole                    22650
Rancon Realty Fund IV Reg Ltd  RA               3090020          3     4 SH       Sole                        4
Simon Property Group           RA               828806109       97   624 SH       Defined 01                         624
BP Prudhoe Bay Royalty Trust   RA               055630107     1120  9607 SH       Sole                 9382.000  225.000
                                                                41   350 SH       Defined 01                     350.000
Cross Timbers Royalty Trust    RA               22757r109     1650 47152 SH       Sole                46552.000  600.000
                                                                30   850 SH       Defined 01                     850.000
Cushing MLP Premier I          RA               23162P308      453 23621 SH       Sole                23620.708
Market Vectors Steel Index Fun RA               SLX              4   100 SH       Sole                  100.000
Mesabi Trust                   RA               590672101     2404 87450 SH       Sole                86715.000  735.000
Northern Euro Oil Royalty Trus RA               659310106     1637 58207 SH       Sole                57667.000  540.000
                                                                31  1100 SH       Defined 01                    1100.000
Permian Basin Royalty Trust    RA               714236106     1754 98845 SH       Sole                97045.000 1800.000
                                                                31  1775 SH       Defined 01                    1775.000
Plum Creek Timber              RA               729251108     1963 49447 SH       Sole                48847.000  600.000
                                                               107  2700 SH       Defined 01                    2700.000
Potlatch Corporation           RA               PCH            249  7795 SH       Sole                 7795.000
PowerShares DB Oil Fund        RA               DBO              8   325 SH       Sole                  325.000
SPDR Gold Trust                RA               863307104       22   140 SH       Sole                  140.000
Sabine Royalty Trust           RA               785688102     1729 34497 SH       Sole                33997.000  500.000
                                                                31   625 SH       Defined 01                     625.000
San Juan Basin Royalty Trust   RA               798241105     1034 68985 SH       Sole                67655.000 1330.000
                                                                14   925 SH       Defined 01                     925.000
iShares Dow Jones Commodities  RA               06738c778      178  4430 SH       Sole                 4430.000
                                                                55  1375 SH       Defined 01                    1375.000
Permanent Portfolio Fund                        714199106        7   149 SH       Sole                  149.224